RESTRUCTURING COSTS (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
RESTRUCTURING COSTS [Abstract]
RESTRUCTURING COSTS
NOTE 15: RESTRUCTURING COSTS

During the three and nine months ended September 30, 2020 and 2019, we recorded net pre-tax restructuring costs for new and ongoing restructuring actions as follows:
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
HVAC	$—	$12	$3	$47
Refrigeration	(1)	7	2	14
Fire & Security	4	14	13	35
Eliminations and other	—	1	1	1
Total restructuring costs	$3	$34	$19	$97

Restructuring charges incurred during the nine months ended September 30, 2020 and 2019 primarily relate to actions initiated during 2020 and 2019, and were recorded as follows:
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
Cost of sales	$(1)	$14	$5	$27
Selling, general and administrative	4	20	14	70
Total restructuring costs	$3	$34	$19	$97

2020 Actions. During the nine months ended September 30, 2020, we recorded net pre-tax restructuring costs of $18 million for restructuring actions initiated in 2020, consisting of $7 million in Cost of products sold and Cost of services sold and $11 million in Selling, general and administrative. The 2020 actions relate to ongoing cost reduction efforts, including workforce reductions and the consolidation of field operations.  We are targeting to complete the majority of the remaining actions in 2021.

The following table summarizes the accrual balance and utilization for the 2020 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
For the Three Months Ended September 30, 2020
Restructuring accrual as of June 30, 2020	$8	$1	$9
Net pre-tax restructuring costs	5	—	5
Utilization, foreign exchange and other costs	(4)	—	(4)
Balance as of September 30, 2020	$9	$1	$10

For the Nine Months Ended September 30, 2020
Restructuring accrual as of January 1, 2020	$—	$—	$—
Net pre-tax restructuring costs	17	1	18
Utilization, foreign exchange and other costs	(8)	—	(8)
Balance as of September 30, 2020	$9	$1	$10

The following table summarizes expected, incurred and remaining costs for the 2020 restructuring actions by segment:
(dollars in millions)	Expected Costs	Costs Incurred - Three Months Ended March 31, 2020	Costs Incurred - Three Months Ended June 30, 2020	Costs Incurred - Three Months Ended September 30, 2020	Remaining Costs at September 30, 2020
HVAC	$5	$(1)	$(2)	$(1)	$1
Refrigeration	3	—	(3)	—	—
Fire & Security	13	(1)	(5)	(4)	3
Eliminations and other	1	—	(1)	—	—
Total	$22	$(2)	$(11)	$(5)	$4

2019 Actions. During the nine months ended September 30, 2020 and 2019, we recorded net pre-tax restructuring costs totaling $3 million and $82 million, respectively, for restructuring actions initiated in 2019, consisting of $0 million and $20 million in Cost of products sold and Cost of services sold and $3 million and $62 million in Selling, general and administrative, respectively. The 2019 actions relate to ongoing cost reduction efforts, including workforce reductions and consolidation of field operations. The following table summarizes the accrual balances and utilization for the 2019 restructuring actions:
(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
For the Three Months Ended September 30, 2020
Restructuring accrual as of June 30, 2020	$27	$—	$27
Net pre-tax restructuring costs	—	—	—
Utilization, foreign exchange and other costs	(5)	—	(5)
Balance as of September 30, 2020	$22	$—	$22

For the Nine Months Ended September 30, 2020
Restructuring accrual as of January 1, 2020	$43	$1	$44
Net pre-tax restructuring costs	3	—	3
Utilization, foreign exchange and other costs	(24)	(1)	(25)
Balance as of September 30, 2020	$22	$—	$22

The following table summarizes expected, incurred and remaining costs for the 2019 restructuring actions by segment:
(dollars in millions)	Expected Costs	Costs Incurred in 2019	Costs Incurred - Three Months Ended March 31, 2020	Costs Incurred - Three Months Ended June 30, 2020	Costs Incurred - Three Months Ended September 30, 2020	Remaining Costs at September 30, 2020
HVAC	$53	$(51)	$(1)	$2	$(1)	$2
Refrigeration	16	(14)	—	(1)	1	2
Fire & Security	49	(43)	(2)	(1)	—	3
Eliminations and other	2	(2)	—	—	—	—
Total	$120	$(110)	$(3)	$—	$—	$7

2018 and Prior Actions. During the nine months ended September 30, 2020 and 2019, we recorded net pre-tax restructuring costs totaling $(2) million and $16 million, respectively, for restructuring actions initiated in 2018 and prior, consisting of $(1) million and $7 million in Cost of products sold and Cost of services sold, respectively, and $(1) million and $9 million in Selling, general and administrative, respectively. As of September 30, 2020 and 2019, we had approximately $7 million and $28 million, respectively, of accrual balances remaining related to 2018 and prior actions.

NOTE 15: RESTRUCTURING COSTS

During the years ended December 31, 2019, 2018 and 2017, the Business recorded net pre-tax restructuring costs totaling $126 million, $80 million and $111 million, respectively, for new and ongoing restructuring actions. The Business recorded charges in the segments as follows:

(dollars in millions)	2019	2018	2017
HVAC	$56	$20	$36
Refrigeration	14	23	13
Fire & Security	53	34	57
Eliminations and other	3	3	5
Total	$126	$80	$111

Restructuring charges incurred in the years ended December 31, 2019, 2018 and 2017 primarily relate to actions initiated during 2019, 2018 and 2017, and were recorded as follows:

(dollars in millions)	2019	2018	2017
Cost of sales	$36	$36	$48
Selling, general, & administrative	90	44	63
Total	$126	$80	$111

2019 Actions. During 2019, the Business recorded net pre-tax restructuring costs totaling $110 million for restructuring actions initiated in 2019, consisting of $29 million in Cost of sales and $81 million in Selling, general and administrative expenses. The 2019 actions relate to ongoing cost reduction efforts, including workforce reductions and consolidation of field operations.

The following table summarizes the accrual balances and utilization by cost type for the 2019 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Balance at January 1, 2019	$—	$—	$—
Net pre-tax restructuring costs	102	8	110
Utilization, foreign exchange and other costs	(60)	(7)	(67)
Balance at December 31, 2019	$42	$1	$43

The following table summarizes expected, incurred and remaining costs for the 2019 restructuring actions by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2019	Remaining Costs at December 31, 2019
HVAC	$53	$(51)	$2
Refrigeration	16	(14)	2
Fire & Security	49	(43)	6
Eliminations and other	2	(2)	—
Total	$120	$(110)	$10

2018 Actions. During 2019, the Business recorded net pre-tax restructuring costs totaling $16 million for restructuring actions initiated in 2018, consisting of $7 million in Cost of sales and $9 million in Selling, general and administrative expenses. The 2018 actions relate to ongoing cost reduction efforts, including workforce reductions and consolidation of field operations.

The following table summarizes the accrual balances and utilization by cost type for the 2018 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Balance at January 1, 2018	$—	$—	$—
Net pre-tax restructuring costs	57	6	63
Utilization, foreign exchange and other costs	(26)	(4)	(30)
Balance at December 31, 2018	$31	$2	$33
Net pre-tax restructuring costs	8	8	16
Utilization, foreign exchange and other costs	(30)	(9)	(39)
Balance at December 31, 2019	$9	$1	$10

The following table summarizes expected, incurred and remaining costs for the 2018 restructuring actions by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2018	Costs Incurred During 2019	Remaining Costs at December 31, 2019
HVAC	$24	$(17)	$(7)	$—
Refrigeration	26	(21)	—	5
Fire & Security	34	(22)	(9)	3
Eliminations and other	3	(3)	—	—
Total	$87	$(63)	$(16)	$8

2017 Actions. During 2019, the Business did not incur any costs related to restructuring actions initiated in 2017. The 2017 actions relate to ongoing cost reduction efforts, including workforce reductions and the consolidation of field operations.

The following table summarizes the accrual balances and utilization by cost type for the 2017 restructuring actions:

(dollars in millions)	Severance	Facility Exit, Lease Termination and Other Costs	Total
Balance at January 1, 2017	$—	$—	$—
Net pre-tax restructuring costs	74	2	76
Utilization, foreign exchange and other costs	(33)	(1)	(34)
Balance at December 31, 2017	41	1	42
Net pre-tax restructuring costs	(4)	5	1
Utilization, foreign exchange and other costs	(26)	(1)	(27)
Balance at December 31, 2018	11	5	16
Net pre-tax restructuring costs	(1)	1	—
Utilization, foreign exchange and other costs	(7)	(1)	(8)
Balance at December 31, 2019	$3	$5	$8

As of December 31, 2019, remaining expected costs related to 2017 restructuring programs are not significant.

2016 Actions. During 2019, the Business did not incur any restructuring costs related to actions initiated in 2016 and prior. As of December 31, 2019, we have $5 million of accrual balances remaining related to 2016 and prior actions.